Presentation of Financial Statements and Significant Accounting Practices Adopted - Statutory Rates of Sales Taxes (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of initial application of standards or interpretations [line items]
Threshold maximum gross revenues for opting to declare income taxes on presumed profits basis	R$ 78
Lower COFINS rate	3.00%
Lower PIS rate	0.65%
VAT Tax (ICMS)	18.00%